LVIP SSGA Nasdaq-100 Index Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.10%
Automobiles–4.00%
†Lucid Group, Inc.	13,704	$ 110,180
†Rivian Automotive, Inc. Class A	6,824	105,635
†Tesla, Inc.	18,260	3,788,220
		4,004,035
Beverages–2.67%
Keurig Dr Pepper, Inc.	10,584	373,404
†Monster Beverage Corp.	7,798	421,170
PepsiCo, Inc.	10,311	1,879,695
		2,674,269
Biotechnology–4.04%
Amgen, Inc.	3,998	966,517
†Biogen, Inc.	1,076	299,160
Gilead Sciences, Inc.	9,373	777,678
†Moderna, Inc.	2,892	444,153
†Regeneron Pharmaceuticals, Inc.	805	661,444
†Seagen, Inc.	1,398	283,053
†Vertex Pharmaceuticals, Inc.	1,925	606,510
		4,038,515
Broadline Retail–7.27%
†Amazon.com, Inc.	59,138	6,108,364
eBay, Inc.	4,055	179,920
JD.com, Inc.ADR	3,451	151,464
†MercadoLibre, Inc.	376	495,591
†PDD Holdings, Inc.ADR	4,456	338,211
		7,273,550
Commercial Services & Supplies–0.62%
Cintas Corp.	759	351,174
†Copart, Inc.	3,559	267,673
		618,847
Communications Equipment–1.60%
Cisco Systems, Inc.	30,700	1,604,843
		1,604,843
Consumer Staples Distribution & Retail–2.11%
Costco Wholesale Corp.	3,322	1,650,602
†Dollar Tree, Inc.	1,653	237,288
Walgreens Boots Alliance, Inc.	6,463	223,491
		2,111,381
Electric Utilities–1.13%
American Electric Power Co., Inc.	3,840	349,401
Constellation Energy Corp.	2,444	191,854
Exelon Corp.	7,426	311,075
Xcel Energy, Inc.	4,090	275,830
		1,128,160
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services–0.22%
Baker Hughes Co.	7,571	$ 218,499
		218,499
Entertainment–2.17%
Activision Blizzard, Inc.	5,849	500,616
Electronic Arts, Inc.	2,063	248,488
†Netflix, Inc.	3,334	1,151,830
†Warner Bros Discovery, Inc.	18,147	274,020
		2,174,954
Financial Services–1.17%
†Fiserv, Inc.	4,703	531,580
†PayPal Holdings, Inc.	8,470	643,212
		1,174,792
Food Products–1.07%
Kraft Heinz Co.	9,154	353,985
Mondelez International, Inc. Class A	10,205	711,493
		1,065,478
Ground Transportation–0.74%
CSX Corp.	15,442	462,333
Old Dominion Freight Line, Inc.	826	281,534
		743,867
Health Care Equipment & Supplies–1.51%
†Align Technology, Inc.	584	195,138
†Dexcom, Inc.	2,886	335,295
†IDEXX Laboratories, Inc.	619	309,550
†Intuitive Surgical, Inc.	2,623	670,098
		1,510,081
Hotels, Restaurants & Leisure–2.41%
†Airbnb, Inc. Class A	3,062	380,913
†Booking Holdings, Inc.	282	747,979
Marriott International, Inc. Class A	2,307	383,054
Starbucks Corp.	8,605	896,039
		2,407,985
Industrial Conglomerates–0.96%
Honeywell International, Inc.	5,002	955,982
		955,982
Interactive Media & Services–10.74%
†Alphabet, Inc. Class A	35,034	3,634,076
†Alphabet, Inc. Class C	34,442	3,581,968
†Meta Platforms, Inc. Class A	16,664	3,531,768
		10,747,812
LVIP SSGA Nasdaq-100 Index Fund–1

LVIP SSGA Nasdaq-100 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services–0.23%
Cognizant Technology Solutions Corp. Class A	3,841	$ 234,032
		234,032
Life Sciences Tools & Services–0.27%
†Illumina, Inc.	1,175	273,246
		273,246
Machinery–0.29%
PACCAR, Inc.	3,898	285,334
		285,334
Media–1.72%
†Charter Communications, Inc. Class A	1,143	408,748
Comcast Corp. Class A	31,494	1,193,938
Sirius XM Holdings, Inc.	29,066	115,392
		1,718,078
Oil, Gas & Consumable Fuels–0.19%
Diamondback Energy, Inc.	1,375	185,859
		185,859
Pharmaceuticals–0.32%
AstraZeneca PLC ADR	4,565	316,857
		316,857
Professional Services–1.43%
Automatic Data Processing, Inc.	3,100	690,153
†CoStar Group, Inc.	3,039	209,235
Paychex, Inc.	2,693	308,591
Verisk Analytics, Inc.	1,169	224,284
		1,432,263
Semiconductors & Semiconductor Equipment–16.56%
†Advanced Micro Devices, Inc.	12,049	1,180,923
Analog Devices, Inc.	3,806	750,619
Applied Materials, Inc.	6,327	777,145
ASML Holding NV	660	449,269
Broadcom, Inc.	3,121	2,002,246
†Enphase Energy, Inc.	1,016	213,645
†GLOBALFOUNDRIES, Inc.	4,073	293,989
Intel Corp.	30,973	1,011,888
KLA Corp.	1,037	413,939
Lam Research Corp.	1,010	535,421
Marvell Technology, Inc.	6,371	275,864
Microchip Technology, Inc.	4,110	344,336
Micron Technology, Inc.	8,169	492,917
NVIDIA Corp.	18,492	5,136,523
NXP Semiconductors NV	1,937	361,202
QUALCOMM, Inc.	8,348	1,065,038
Texas Instruments, Inc.	6,782	1,261,520
		16,566,484
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–18.00%
†Adobe, Inc.	3,427	$ 1,320,663
†ANSYS, Inc.	651	216,653
†Atlassian Corp. Class A	1,124	192,395
†Autodesk, Inc.	1,613	335,762
†Cadence Design Systems, Inc.	2,050	430,685
†Crowdstrike Holdings, Inc. Class A	1,631	223,871
†Datadog, Inc. Class A	2,182	158,544
†Fortinet, Inc.	5,838	387,993
Intuit, Inc.	2,099	935,797
Microsoft Corp.	42,780	12,333,474
†Palo Alto Networks, Inc.	2,260	451,412
†Synopsys, Inc.	1,143	441,484
†Workday, Inc. Class A	1,527	315,387
†Zoom Video Communications, Inc. Class A	1,836	135,570
†Zscaler, Inc.	1,078	125,943
		18,005,633
Specialty Retail–0.67%
†O'Reilly Automotive, Inc.	463	393,078
Ross Stores, Inc.	2,594	275,301
		668,379
Technology Hardware, Storage & Peripherals–12.11%
Apple, Inc.	73,440	12,110,256
		12,110,256
Textiles, Apparel & Luxury Goods–0.33%
†Lululemon Athletica, Inc.	914	332,870
		332,870
Trading Companies & Distributors–0.23%
Fastenal Co.	4,280	230,863
		230,863
Wireless Telecommunication Services–1.32%
†T-Mobile U.S., Inc.	9,129	1,322,244
		1,322,244
Total Common Stock (Cost $97,174,887)		98,135,448

MONEY MARKET FUND–1.73%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.70%)	1,731,545	1,731,545
Total Money Market Fund (Cost $1,731,545)		1,731,545

LVIP SSGA Nasdaq-100 Index Fund–2

LVIP SSGA Nasdaq-100 Index Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.83% (Cost $98,906,432)	$99,866,993
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.17%	167,995
NET ASSETS APPLICABLE TO 10,713,028 SHARES OUTSTANDING–100.00%	$100,034,988

† Non-income producing.

The following futures contracts were outstanding at March 31, 2023:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
7	E-mini NASDAQ 100	$1,862,245	$1,715,795	6/16/23	$146,450	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2023.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
See accompanying notes.
LVIP SSGA Nasdaq-100 Index Fund–3

LVIP SSGA Nasdaq-100 Index Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Nasdaq-100 Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$98,135,448	$—	$—	$98,135,448
Money Market Fund	1,731,545	—	—	1,731,545
Total Investments	$99,866,993	$—	$—	$99,866,993
Derivatives:

Assets:
Futures Contract	$146,450	$—	$—	$146,450
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Nasdaq-100 Index Fund–4